SHORT-TERM BORROWINGS - Additional Information (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2020 CNY (¥)
Short-term Debt [Line Items]
Interest expense due to third party		¥ 0	¥ 81,096	¥ 0
Remaining balance outstanding	$ 1,447,120		9,010,525		¥ 10,230,746
Reversal Of Interest Expense	(11,471)	(81,096)	0	0
Interest 10% annual interest, due on September 8, 2019 [Member]
Short-term Debt [Line Items]
Reversal Of Interest Expense	11,471	81,096
Short Term Borrowings [Member]
Short-term Debt [Line Items]
Interest expense due to related party	71,623	506,358	¥ 508,474	¥ 325,185
Founder and Founder's family Member [Member]
Short-term Debt [Line Items]
Face amount of debt	1,190,287				8,415,000
Repayments of debt	1,017,720	¥ 7,195,000
Remaining balance outstanding	$ 172,567				¥ 1,220,000
Minimum | Founder and Founder's family Member [Member]
Short-term Debt [Line Items]
Term of debt	6 months	6 months
Maximum | Founder and Founder's family Member [Member]
Short-term Debt [Line Items]
Term of debt	1 year	1 year